SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred Revenue (Details) - Vimeo Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Contract with Customer, Liability, Current	$ 147,766		$ 137,436	$ 83,944	$ 66,800
Contract with Customer, Liability, Noncurrent	900		800	700	$ 600
Contract with Customer, Liability, Revenue Recognized	$ 65,600	$ 38,900	$ 84,100	$ 66,800